Relationship with Timken and Related Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 7.0	$ 23.2	$ 24.3
Revenue from Related Parties	$ 46.0	$ 75.1	$ 101.2
Revenue from Related Parties as a Percentage of Consolidated Net Sales	2.70%	5.40%	5.90%
Related Party Transaction, Purchases from Related Party	$ 1.0	$ 5.0	$ 6.2